INTANGIBLE ASSETS	3 Months Ended
Mar. 31, 2023
INTANGIBLE ASSETS

NOTE 5 – INTANGIBLE ASSETS

The Company’s intangible assets relate to the proprietary Cannabis CRM software the Company is Developing, Patents pending for the EZ-G device (Note 3) as well as the primary growing license for medical cannabis in Israel (Note 3). The Additions for the Software include cost of wages of the software developers for the time they spend on developing the Cannabis CRM software.

The additions for the Patents include the fair value attributed to the Patents upon the acquisition of ZC as well as transaction and other costs in the amount of $221,018.

	Software	License	Patents	Total
Cost
Balance, December 31, 2021	$450,429	$850,000	$-	$1,300,429
Additions	910,197	-	42,961,382	43,871,579
Translation differences	(32,325)	-	-	(32,385)
Balance, December 31, 2022	1,328,301	850,000	42,961,382	45,139,683
Additions	79,798	-	27,636	107,434
Translation differences	(36,432)	-	-	(36,432)
Balance, March 31, 2023	$1,371,667	$850,000	42,989,018	$45,210,685
Accumulated depreciation
Balance, December 31, 2021	$-	$-	-	$-
Depreciation	-	-	-	-
Balance, December 31, 2022	-	-	-	-
Depreciation	-	-	-	-
Balance, March 31, 2023	$-	$-	-	$-
Net book value
At December 31, 2022	$1,328,301	$850,000	42,961,382	$45,139,683
At March 31, 2023	$1,371,667	$850,000	42,989,018	$45,210,685

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)